UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02333
New Perspective Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class A
| ANWPX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.72% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class C
| NPFCX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class T
| TNPFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 23	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class F-1
| NPFFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.78% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class F-2
| ANWFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 25	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class F-3
| FNPFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 20	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-A
| CNPAX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 37	0.75% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-C
| CNPCX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 74	1.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-E
| CNPEX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 49	0.99% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-T
|
TPNFX
 for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 26	0.53% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by
sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-F-1
| CNPFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 29	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-F-2
| FFPNX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 25	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of
net
assets)
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class 529-F-3
| FNFPX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 22	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of
net
assets)
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-1
| RNPAX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 73	1.49% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of
net
assets)
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-2
| RNPBX
for the six months ended March 31,
2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 74	1.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of
net
assets)
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-2E
| RPEBX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were
the
fund costs for
the
last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 59	1.21% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareho
lder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-3
| RNPCX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 52	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of
net
assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-4
| RNPEX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 37	0.76% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of
net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-5E
| RNPHX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 28	0.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of
net
assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-5
| RNPFX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 23	0.46% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-007-0525 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
New Perspective Fund
®
Class R-6
| RNPGX
for the six months ended March 31, 2025
This semi-annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 20	0.41% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 137,467
Total number of portfolio holdings	279
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of
net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-007-0525 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

New Perspective Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended March 31, 2025
Lit. No. MFGEFP2-007-0525 © 2025 Capital Group. All rights reserved.

Investment portfolio March 31, 2025unaudited

Common stocks 96.79%		Shares	Value (000)
Information technology 18.99%
	Microsoft Corp.	11,171,350	$4,193,613
	Taiwan Semiconductor Manufacturing Co., Ltd.	134,080,941	3,737,883
	Broadcom, Inc.	17,944,546	3,004,455
	NVIDIA Corp.	21,607,201	2,341,788
	ASML Holding NV	1,342,492	888,323
	ASML Holding NV (ADR)	1,178,798	781,107
	Apple, Inc.	6,423,253	1,426,797
	Shopify, Inc., Class A, subordinate voting shares[1]	14,178,357	1,353,750
	Synopsys, Inc.[1]	2,056,469	881,917
	SAP SE	3,256,731	864,633
	ServiceNow, Inc.[1]	822,672	654,962
	Motorola Solutions, Inc.	1,362,324	596,439
	Salesforce, Inc.	2,197,002	589,588
	Fujitsu, Ltd.	28,852,500	573,578
	Cloudflare, Inc., Class A1	4,570,514	515,051
	Keyence Corp.	1,064,140	417,683
	GoDaddy, Inc., Class A1	1,974,816	355,743
	Samsung Electronics Co., Ltd.	7,657,961	303,269
	Atlassian Corp., Class A1	1,407,917	298,774
	Palantir Technologies Inc., Class A1	3,272,095	276,165
	TDK Corp.	20,566,900	214,698
	MicroStrategy, Inc., Class A1,2	678,607	195,622
	Keysight Technologies, Inc.[1]	1,298,196	194,431
	Sage Group PLC (The)	12,254,714	191,436
	Capgemini SE	1,196,462	178,913
	Applied Materials, Inc.	1,149,196	166,771
	Micron Technology, Inc.	1,721,072	149,544
	SK hynix, Inc.	1,073,891	142,411
	MediaTek, Inc.	3,250,400	137,060
	ON Semiconductor Corp.[1]	3,288,180	133,796
	ARM Holdings PLC (ADR)[1,2]	930,878	99,409
	Tokyo Electron, Ltd.	674,159	91,929
	EPAM Systems, Inc.[1]	464,455	78,419
	Accenture PLC, Class A	164,193	51,235
	Oracle Corp.	215,946	30,191
			26,111,383

Industrials 14.68%
	Safran SA	5,705,380	1,505,113
	DSV A/S	6,516,095	1,261,314
	Airbus SE, non-registered shares	6,699,776	1,181,325
	Rolls-Royce Holdings PLC	115,648,009	1,118,150
	Carrier Global Corp.	16,431,886	1,041,782
	Siemens AG	4,086,509	937,563
	RELX PLC	16,114,337	809,443
	Schneider Electric SE	3,416,974	790,971
	TransDigm Group, Inc.	559,068	773,353
	BAE Systems PLC	36,287,636	734,297
	ABB, Ltd.	12,622,764	653,243
	General Electric Co.	2,985,807	597,609
	Ryanair Holdings PLC (ADR)	14,025,360	594,255
	Northrop Grumman Corp.	1,130,793	578,977
	Copart, Inc.[1]	9,976,359	564,562
	ASSA ABLOY AB, Class B	17,440,174	524,053
	Caterpillar, Inc.	1,391,660	458,969
	HEICO Corp.	1,630,976	435,780
	Ingersoll-Rand, Inc.	5,038,591	403,238
	Howmet Aerospace, Inc.	3,069,750	398,239
	Boeing Co. (The)[1]	2,191,136	373,698
	Honeywell International, Inc.	1,692,091	358,300
	Delta Air Lines, Inc.	7,633,785	332,833
	FedEx Corp.	1,044,991	254,748
	Hitachi, Ltd.	9,960,600	230,599
	GE Vernova, Inc.	727,340	222,042
	UL Solutions, Inc., Class A	3,656,938	206,251

1	New Perspective Fund

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Equifax, Inc.	814,462	$198,370
	SMC Corp.	549,800	195,637
	Deere & Co.	399,445	187,480
	L3Harris Technologies, Inc.	784,050	164,110
	Daikin Industries, Ltd.	1,506,700	163,578
	Canadian National Railway Co. (CAD denominated)	1,632,437	158,859
	Contemporary Amperex Technology Co., Ltd., Class A	4,386,370	153,734
	ITOCHU Corp.	3,256,100	150,427
	ITT, Inc.	1,004,094	129,689
	Dayforce, Inc.[1]	2,218,114	129,383
	Marubeni Corp.	7,947,100	126,978
	Recruit Holdings Co., Ltd.	2,334,783	121,293
	Diploma PLC	2,238,798	111,831
	Techtronic Industries Co., Ltd.	9,255,516	111,472
	Uber Technologies, Inc.[1]	1,482,725	108,031
	Compagnie de Saint-Gobain SA, non-registered shares	1,057,561	105,124
	XPO, Inc.[1]	956,580	102,909
	FTAI Aviation, Ltd.	734,059	81,503
	3M Co.	472,210	69,349
	Parker-Hannifin Corp.	110,875	67,395
	Deutsche Post AG	1,214,374	51,834
	Regal Rexnord Corp.	444,671	50,626
	VAT Group AG	134,459	48,588
	TransUnion	384,466	31,907
	Veralto Corp.	149,498	14,569
			20,175,383

Health care 14.59%
	Eli Lilly and Co.	2,636,612	2,177,604
	EssilorLuxottica SA	7,446,311	2,142,192
	Vertex Pharmaceuticals, Inc.[1]	4,024,523	1,951,169
	AstraZeneca PLC	13,242,192	1,935,277
	Novo Nordisk AS, Class B	21,738,596	1,506,753
	Novo Nordisk AS, Class B (ADR)[2]	801,121	55,630
	Intuitive Surgical, Inc.[1]	2,309,555	1,143,853
	Thermo Fisher Scientific, Inc.	2,158,985	1,074,311
	Regeneron Pharmaceuticals, Inc.	1,512,528	959,291
	Alnylam Pharmaceuticals, Inc.[1]	2,927,428	790,464
	Boston Scientific Corp.[1]	7,641,192	770,843
	BeiGene, Ltd. (ADR)[1]	2,518,953	685,583
	BeiGene, Ltd.[1]	2,871,700	60,606
	Abbott Laboratories	4,875,986	646,800
	Sanofi	5,188,411	574,927
	Danaher Corp.	2,508,945	514,334
	Mettler-Toledo International, Inc.[1]	290,032	342,502
	Amgen, Inc.	998,613	311,118
	Sonova Holding AG	1,057,652	308,308
	Zoetis, Inc., Class A	1,836,050	302,306
	Pfizer, Inc.	8,784,799	222,607
	Chugai Pharmaceutical Co., Ltd.	4,000,500	182,719
	Cooper Companies, Inc.[1]	1,997,225	168,466
	Illumina, Inc.[1]	1,999,116	158,610
	Siemens Healthineers AG	2,662,472	142,855
	Lonza Group AG	195,158	120,115
	Bristol-Myers Squibb Co.	1,896,432	115,663
	AbbVie, Inc.	523,160	109,613
	Grifols, SA, Class B (ADR)[1]	14,039,027	99,817
	Ascendis Pharma AS (ADR)[1]	623,163	97,126
	Haleon PLC	17,285,908	87,491
	CRISPR Therapeutics AG1,2	2,553,293	86,889
	Bayer AG	3,134,857	74,831
	Asahi Intecc Co., Ltd.	4,396,200	71,091
	Sarepta Therapeutics, Inc.[1]	643,613	41,075
	HOYA Corp.	240,900	27,175
			20,060,014

New Perspective Fund	2

Common stocks (continued)		Shares	Value (000)

Consumer discretionary 13.62%
	Tesla, Inc.[1]	10,817,182	$2,803,381
	Amazon.com, Inc.[1]	9,043,705	1,720,655
	Royal Caribbean Cruises, Ltd.	5,846,477	1,201,100
	MercadoLibre, Inc.[1]	591,998	1,154,911
	Booking Holdings, Inc.	246,931	1,137,589
	Trip.com Group, Ltd. (ADR)	14,779,814	939,701
	Starbucks Corp.	9,251,539	907,484
	Prosus NV, Class N	19,287,441	899,778
	Hermès International	283,305	742,394
	Flutter Entertainment PLC[1]	2,484,854	550,519
	Hilton Worldwide Holdings, Inc.	2,283,683	519,652
	Restaurant Brands International, Inc.	7,058,916	470,406
	NIKE, Inc., Class B	7,318,113	464,554
	Amadeus IT Group SA, Class A, non-registered shares	5,961,472	456,847
	Renault SA	8,516,528	432,777
	LVMH Moët Hennessy-Louis Vuitton SE	649,897	405,746
	McDonald’s Corp.	1,227,673	383,488
	YUM! Brands, Inc.	1,897,151	298,536
	Home Depot, Inc.	811,409	297,373
	Industria de Diseño Textil, SA	5,396,949	269,212
	Aristocrat Leisure, Ltd.	6,381,357	257,710
	Sony Group Corp.	10,083,976	256,854
	Ferrari NV (EUR denominated)	582,564	248,476
	Airbnb, Inc., Class A1	1,918,995	229,243
	Compagnie Financière Richemont SA, Class A	1,311,402	229,004
	Wynn Resorts, Ltd.	2,400,000	200,400
	Suzuki Motor Corp.	14,274,400	174,042
	Marriott International, Inc., Class A	618,293	147,277
	Entain PLC	17,110,711	128,928
	Duolingo, Inc., Class A1	376,001	116,763
	adidas AG	497,366	116,468
	Hyundai Motor Co.	817,001	110,240
	Evolution AB	1,428,590	106,567
	Valeo SA, non-registered shares	10,591,073	99,953
	lululemon athletica, Inc.[1]	350,450	99,198
	Wynn Macau, Ltd.[2]	105,746,000	75,928
	Moncler SpA	518,694	32,051
	Naspers, Ltd., Class N	85,076	21,134
	Fast Retailing Co., Ltd.	70,337	21,005
			18,727,344

Financials 12.85%
	JPMorgan Chase & Co.	6,661,078	1,633,962
	UniCredit SpA	21,384,033	1,200,231
	Visa, Inc., Class A	3,388,562	1,187,555
	Chubb, Ltd.	3,169,196	957,066
	Mastercard, Inc., Class A	1,661,833	910,884
	London Stock Exchange Group PLC	5,564,433	825,160
	Deutsche Bank AG	32,223,744	761,000
	Bank of America Corp.	18,050,544	753,249
	Arthur J. Gallagher & Co.	1,842,181	635,995
	AIA Group, Ltd.	76,780,008	580,396
	Citigroup, Inc.	7,384,683	524,239
	Aon PLC, Class A	1,263,296	504,169
	ICICI Bank, Ltd. (ADR)	9,280,311	292,515
	ICICI Bank, Ltd.	12,897,573	203,222
	DBS Group Holdings, Ltd.	14,103,870	484,037
	CME Group, Inc., Class A	1,823,869	483,854
	S&P Global, Inc.	802,334	407,666
	Société Générale	8,813,384	397,905
	Blackstone, Inc.	2,845,760	397,780
	Edenred SA	10,697,444	349,059
	Hong Kong Exchanges and Clearing, Ltd.	7,422,300	330,182
	Wise PLC, Class A1	26,330,357	322,450
	Prudential PLC	27,992,331	302,007
	AXA SA	6,624,925	282,821
	Brookfield Asset Management, Ltd., Class A	5,768,752	279,496
	BlackRock, Inc.	287,815	272,411

3	New Perspective Fund

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Banco Santander, SA	37,147,652	$250,206
	Brookfield Corp., Class A2	4,647,931	243,598
	Partners Group Holding AG	165,712	235,149
	TMX Group, Ltd.	5,978,678	218,283
	Münchener Rückversicherungs-Gesellschaft AG	344,141	216,922
	Goldman Sachs Group, Inc.	378,994	207,041
	Arch Capital Group, Ltd.	1,556,449	149,699
	Hiscox, Ltd.	9,837,502	149,577
	3i Group PLC	3,145,175	147,335
	Marsh & McLennan Companies, Inc.	559,095	136,436
	Zurich Insurance Group AG	190,869	133,138
	Morgan Stanley	1,021,003	119,120
	Banco Bilbao Vizcaya Argentaria, SA	6,445,861	87,865
	Canadian Imperial Bank of Commerce	980,259	55,142
	Intact Financial Corp.	184,425	37,680
			17,666,502

Communication services 9.76%
	Meta Platforms, Inc., Class A	9,022,532	5,200,226
	Netflix, Inc.[1]	2,398,763	2,236,918
	Alphabet, Inc., Class C	8,307,586	1,297,894
	Alphabet, Inc., Class A	5,113,677	790,779
	Nintendo Co., Ltd.	10,370,500	707,366
	Tencent Holdings, Ltd.	8,844,900	563,708
	Publicis Groupe SA	5,055,018	476,312
	Electronic Arts, Inc.	3,252,258	470,016
	Bharti Airtel, Ltd.	22,269,904	450,544
	América Móvil, SAB de CV, Class B (ADR)	23,254,558	330,680
	ROBLOX Corp., Class A1	5,534,416	322,601
	MTN Group, Ltd.	44,768,864	301,555
	Spotify Technology SA1	301,573	165,874
	Take-Two Interactive Software, Inc.[1]	273,339	56,650
	Singapore Telecommunications, Ltd.	17,257,600	43,755
			13,414,878

Consumer staples 5.68%
	Nestlé SA	14,476,785	1,464,001
	Philip Morris International, Inc.	8,291,295	1,316,077
	Costco Wholesale Corp.	1,378,816	1,304,057
	Carlsberg A/S, Class B	3,768,908	480,054
	British American Tobacco PLC	11,608,979	478,605
	Danone SA	6,009,924	460,530
	Monster Beverage Corp.[1]	6,618,494	387,314
	Pernod Ricard SA	3,398,582	337,585
	L’Oréal SA, bonus shares	686,197	254,792
	L’Oréal SA, non-registered shares	103,095	38,280
	Mondelez International, Inc., Class A	4,144,776	281,223
	Carrefour SA, non-registered shares	14,742,004	211,416
	Anheuser-Busch InBev SA/NV	3,398,578	209,269
	Uni-Charm Corp.	21,913,700	174,303
	Bunge Global SA	1,994,297	152,404
	Seven & i Holdings Co., Ltd.	9,731,800	141,431
	Coca-Cola Co.	551,195	39,477
	KOSÉ Corp.	899,100	37,348
	Varun Beverages, Ltd.	5,841,361	36,841
			7,805,007

Materials 3.51%
	Linde Public, Ltd. Co.	1,827,736	851,067
	Sika AG	2,783,585	674,256
	Sherwin-Williams Co.	1,769,348	617,839
	Corteva, Inc.	7,218,181	454,240
	Shin-Etsu Chemical Co., Ltd.	15,760,500	449,027
	Air Liquide SA	1,474,510	280,602
	Air Liquide SA1	595,600	113,343
	Freeport-McMoRan, Inc.	9,898,629	374,762
	First Quantum Minerals, Ltd.[1]	21,139,337	284,247
	Glencore PLC	59,060,005	217,260

New Perspective Fund	4

Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Rio Tinto PLC	3,413,891	$204,091
	Vale SA (ADR), ordinary nominative shares	12,393,023	123,682
	Grupo México, SAB de CV, Series B	23,557,493	117,785
	Gerdau SA (ADR)	22,266,850	63,238
			4,825,439

Energy 2.32%
	TotalEnergies SE	18,188,924	1,175,563
	BP PLC	103,219,349	582,191
	Cenovus Energy, Inc. (CAD denominated)	28,898,355	401,631
	Cenovus Energy, Inc.	4,780,676	66,499
	Schlumberger NV	6,431,238	268,826
	ConocoPhillips	2,385,794	250,556
	TC Energy Corp. (CAD denominated)[2]	4,010,857	189,415
	Canadian Natural Resources, Ltd. (CAD denominated)	3,387,294	104,228
	Tourmaline Oil Corp.	2,015,054	97,179
	South Bow Corp. (CAD denominated)[2]	1,798,974	45,954
	Rosneft Oil Co. PJSC[3]	40,028,340	— [4]
			3,182,042

Utilities 0.54%
	Engie SA	22,142,619	431,467
	Sempra	2,872,412	204,975
	AES Corp.	5,993,210	74,436
	Iberdrola, SA, non-registered shares	2,213,202	35,779
			746,657

Real estate 0.25%
	Goodman Logistics (HK), Ltd. REIT	16,136,181	290,197
	Equinix, Inc. REIT	64,300	52,427
			342,624
	Total common stocks (cost: $71,590,945,000)		133,057,273
Short-term securities 3.42%		Principal amount (000)
Money market investments 3.18%
	Capital Group Central Cash Fund 4.33%[5,6]	43,665,175	4,366,517
		Shares
Money market investments purchased with collateral from securities on loan 0.24%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[5,7]	56,004,164	56,004
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.23%[5,7]	46,000,000	46,000
	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.21%[5,7]	46,000,000	46,000
	State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[5,7]	42,700,000	42,700
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.27%[5,7]	39,400,000	39,400
	Fidelity Investments Money Market Government Portfolio, Class I 4.23%[5,7]	32,800,000	32,800
	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.22%[5,7]	29,500,000	29,500
	Capital Group Central Cash Fund 4.33%[5,6,7]	231,886	23,189
	RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.26%[5,7]	13,100,000	13,100
			328,693
	Total short-term securities (cost: $4,695,432,000)		4,695,210
	Total investment securities 100.21% (cost: $76,286,377,000)		137,752,483
	Other assets less liabilities (0.21)%		(285,004)
	Net assets 100.00%		$137,467,479

5	New Perspective Fund

Investments in affiliates6

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Health care 0.00%
CRISPR Therapeutics AG [1,2,8]	$220,364	$4,757	$94,185	$(69,167)	$25,120	$—	$—
Short-term securities 3.20%
Money market investments 3.18%
Capital Group Central Cash Fund 4.33% [5]	270,844	10,226,659	6,130,167	(599)	(220)	4,366,517	94,540
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.33% [5,7]	26,587		3,398 [9]			23,189	— [10]
Total short-term securities						4,389,706
Total 3.20%				$(69,766)	$24,900	$4,389,706	$94,540

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $603,656,000, which represented 0.44% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 3/31/2025.
[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2025. Refer to the investment portfolio for the security value at 3/31/2025.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

New Perspective Fund	6

Financial statements
Statement of assets and liabilities at March 31, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $603,656 of investment securities on loan):
Unaffiliated issuers (cost: $71,896,449)	$133,362,777
Affiliated issuers (cost: $4,389,928)	4,389,706	$137,752,483
Cash denominated in currencies other than U.S. dollars (cost: $22,760)		22,760
Receivables for:
Sales of investments	115,334
Sales of fund’s shares	101,470
Dividends	259,413
Securities lending income	253
Other	188	476,658
		138,251,901
Liabilities:
Collateral for securities on loan		328,693
Payables for:
Purchases of investments	224,601
Repurchases of fund’s shares	86,561
Investment advisory services	43,905
Services provided by related parties	22,104
Trustees’ deferred compensation	7,746
Non-U.S. taxes	68,942
Other	1,870	455,729
Net assets at March 31, 2025		$137,467,479
Net assets consist of:
Capital paid in on shares of beneficial interest		$72,171,063
Total distributable earnings (accumulated loss)		65,296,416
Net assets at March 31, 2025		$137,467,479
Refer to the notes to financial statements.

7	New Perspective Fund

Financial statements (continued)
Statement of assets and liabilities at March 31, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,262,379 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$58,446,154	959,767	$60.90
Class C	980,604	17,305	56.67
Class T	16	— *	60.85
Class F-1	1,474,215	24,411	60.39
Class F-2	18,423,771	303,919	60.62
Class F-3	12,811,272	210,234	60.94
Class 529-A	3,095,412	51,731	59.84
Class 529-C	54,386	964	56.45
Class 529-E	86,356	1,465	58.94
Class 529-T	24	— *	60.82
Class 529-F-1	14	— *	59.53
Class 529-F-2	358,139	5,889	60.81
Class 529-F-3	15	— *	60.75
Class R-1	82,029	1,470	55.81
Class R-2	501,317	8,847	56.66
Class R-2E	77,192	1,306	59.12
Class R-3	1,309,874	22,256	58.85
Class R-4	1,755,304	29,396	59.71
Class R-5E	315,766	5,239	60.27
Class R-5	1,310,916	21,538	60.87
Class R-6	36,384,703	596,642	60.98
*
Amount less than one thousand.
Refer to the notes to financial statements.

New Perspective Fund	8

Financial statements (continued)
Statement of operations for the six months ended March 31, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $35,518; also includes $94,540 from affiliates)	$828,405
Interest from unaffiliated issuers	7,741
Securities lending income (net of fees)	848	$836,994
Fees and expenses*:
Investment advisory services	263,742
Distribution services	96,066
Transfer agent services	39,543
Administrative services	21,688
529 plan services	1,022
Reports to shareholders	1,292
Registration statement and prospectus	938
Trustees’ compensation	616
Auditing and legal	65
Custodian	3,579
Other	102	428,653
Net investment income		408,341
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	4,360,039
Affiliated issuers	(69,766)
In-kind redemptions	120,050
Currency transactions	1,373	4,411,696
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $52,946):
Unaffiliated issuers	(8,791,969)
Affiliated issuers	24,900
Currency translations	(2,811)	(8,769,880)
Net realized gain (loss) and unrealized appreciation (depreciation)		(4,358,184)
Net increase (decrease) in net assets resulting from operations		$(3,949,843)
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

9	New Perspective Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended March 31,	Year ended September 30,
	2025*	2024

Operations:
Net investment income	$408,341	$1,375,818
Net realized gain (loss)	4,411,696	5,949,357
Net unrealized appreciation (depreciation)	(8,769,880)	28,222,240
Net increase (decrease) in net assets resulting from operations	(3,949,843)	35,547,415
Distributions paid to shareholders	(7,180,289)	(6,636,748)
Net capital share transactions	2,565,698	2,042,752
Total increase (decrease) in net assets	(8,564,434)	30,953,419
Net assets:
Beginning of period	146,031,913	115,078,494
End of period	$137,467,479	$146,031,913
*
Unaudited.
Refer to the notes to financial statements.

New Perspective Fund	10

Notes to financial statementsunaudited
1. Organization

New Perspective Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

11	New Perspective Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

New Perspective Fund	12

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$18,369,567	$7,741,816	$—	$26,111,383
Industrials	9,088,816	11,086,567	—	20,175,383
Health care	12,825,674	7,234,340	—	20,060,014
Consumer discretionary	13,642,230	5,085,114	—	18,727,344
Financials	10,407,840	7,258,662	—	17,666,502
Communication services	10,871,638	2,543,240	—	13,414,878
Consumer staples	3,480,552	4,324,455	—	7,805,007
Materials	2,886,860	1,938,579	—	4,825,439
Energy	1,424,288	1,757,754	— *	3,182,042
Utilities	279,411	467,246	—	746,657
Real estate	52,427	290,197	—	342,624
Short-term securities	4,695,210	—	—	4,695,210
Total	$88,024,513	$49,727,970	$— *	$137,752,483
*
Amount less than one thousand.

13	New Perspective Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

New Perspective Fund	14

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of March 31, 2025, the total value of securities on loan was $603,656,000, and the total value of collateral received was $632,831,000. Collateral received includes cash of $328,693,000 and U.S. government securities of $304,138,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended March 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

15	New Perspective Fund

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$849,723
Undistributed long-term capital gains	6,188,555
Post-October capital loss deferral*	(406,107)
*
This deferral is considered incurred in the subsequent year.
As of March 31, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$63,717,894
Gross unrealized depreciation on investments	(2,534,315)
Net unrealized appreciation (depreciation) on investments	61,183,579
Cost of investments	76,568,904
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended March 31, 2025			Year ended September 30, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$344,841	$2,643,131	$2,987,972	$499,718	$2,363,335	$2,863,053
Class C	—	49,182	49,182	2,372	50,051	52,423
Class T	— †	1	1	— †	1	1
Class F-1	7,967	67,170	75,137	12,307	61,669	73,976
Class F-2	147,765	822,275	970,040	180,218	689,592	869,810
Class F-3	115,981	572,511	688,492	131,435	463,397	594,832
Class 529-A	17,487	142,164	159,651	25,973	127,422	153,395
Class 529-C	—	2,802	2,802	61	3,064	3,125
Class 529-E	274	4,083	4,357	595	3,884	4,479
Class 529-T	— †	1	1	— †	1	1
Class 529-F-1	— †	1	1	— †	1	1
Class 529-F-2	2,768	15,385	18,153	3,284	12,384	15,668
Class 529-F-3	— †	1	1	— †	1	1
Class R-1	—	4,050	4,050	401	3,640	4,041
Class R-2	—	24,774	24,774	1,281	23,036	24,317
Class R-2E	112	3,633	3,745	354	3,106	3,460
Class R-3	3,484	61,958	65,442	8,324	58,244	66,568
Class R-4	10,639	86,106	96,745	16,647	80,261	96,908
Class R-5E	2,431	14,299	16,730	2,992	11,854	14,846
Class R-5	10,952	57,572	68,524	15,329	56,327	71,656
Class R-6	327,418	1,617,071	1,944,489	381,106	1,343,081	1,724,187
Total	$992,119	$6,188,170	$7,180,289	$1,282,397	$5,354,351	$6,636,748
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

New Perspective Fund	16

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.348% on such assets in excess of $144 billion. For the six months ended March 31, 2025, the investment advisory services fees were $263,742,000, which were equivalent to an annualized rate of 0.365% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2025, the 529 plan services fees were $1,022,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

17	New Perspective Fund

For the six months ended March 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$75,931	$22,318	$9,277	Not applicable
Class C	5,327	387	161	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	1,922	1,032	234	Not applicable
Class F-2	Not applicable	10,506	2,876	Not applicable
Class F-3	Not applicable	88	2,010	Not applicable
Class 529-A	3,720	1,104	491	$882
Class 529-C	301	21	9	17
Class 529-E	228	19	14	25
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	86	54	98
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	435	41	13	Not applicable
Class R-2	2,013	929	80	Not applicable
Class R-2E	245	83	12	Not applicable
Class R-3	3,501	1,061	210	Not applicable
Class R-4	2,443	1,005	293	Not applicable
Class R-5E	Not applicable	255	50	Not applicable
Class R-5	Not applicable	358	205	Not applicable
Class R-6	Not applicable	250	5,699	Not applicable

Total class-specific expenses	$96,066	$39,543	$21,688	$1,022
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $616,000 in the fund’s statement of operations reflects $292,000 in current fees (either paid in cash or deferred) and a net increase of $324,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended
March 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,212,861,000 and $841,458,000, respectively, which generated $120,409,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2025.

New Perspective Fund	18

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2025
Class A	$1,253,030	19,432	$2,919,248	46,835	$(3,911,042)	(60,722)	$261,236	5,545
Class C	56,860	948	48,925	842	(157,688)	(2,629)	(51,903)	(839)
Class T	—	—	—	—	—	—	—	—
Class F-1	73,553	1,144	74,486	1,205	(138,937)	(2,175)	9,102	174
Class F-2	1,842,403	28,671	928,349	14,968	(2,106,662)	(32,835)	664,090	10,804
Class F-3	1,058,202	16,337	682,399	10,950	(1,234,716)	(19,161)	505,885	8,126
Class 529-A	133,850	2,108	159,602	2,606	(257,873)	(4,067)	35,579	647
Class 529-C	6,273	105	2,801	48	(15,915)	(265)	(6,841)	(112)
Class 529-E	3,973	64	4,354	72	(12,140)	(193)	(3,813)	(57)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	42,602	659	18,141	292	(28,801)	(446)	31,942	505
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	4,984	84	4,050	71	(8,091)	(137)	943	18
Class R-2	34,187	569	24,764	426	(71,220)	(1,187)	(12,269)	(192)
Class R-2E	5,399	86	3,744	62	(8,616)	(138)	527	10
Class R-3	90,636	1,458	65,289	1,082	(181,178)	(2,910)	(25,253)	(370)
Class R-4	104,247	1,649	96,739	1,583	(321,697)	(5,114)	(120,711)	(1,882)
Class R-5E	36,318	571	16,722	271	(46,762)	(731)	6,278	111
Class R-5	89,337	1,381	68,421	1,100	(126,340)	(1,957)	31,418	524
Class R-6	1,683,594	26,154	1,937,047	31,062	(2,381,156)	(36,892)	1,239,485	20,324
Total net increase (decrease)	$6,519,448	101,420	$7,055,084	113,475	$(11,008,834)	(171,559)	$2,565,698	43,336
Refer to the end of the table for footnotes.

19	New Perspective Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2024
Class A	$2,414,830	41,144	$2,796,448	50,835	$(6,197,608)	(105,325)	$(986,330)	(13,346)
Class C	110,946	2,028	52,118	1,011	(330,528)	(6,020)	(167,464)	(2,981)
Class T	—	—	—	—	—	—	—	—
Class F-1	119,507	2,046	73,343	1,344	(264,418)	(4,537)	(71,568)	(1,147)
Class F-2	3,515,570	59,679	828,050	15,127	(3,630,761)	(61,899)	712,859	12,907
Class F-3	2,415,856	40,662	590,459	10,738	(2,131,869)	(36,259)	874,446	15,141
Class 529-A	239,004	4,136	153,305	2,833	(459,317)	(7,899)	(67,008)	(930)
Class 529-C	12,699	231	3,123	61	(30,255)	(552)	(14,433)	(260)
Class 529-E	8,086	142	4,472	84	(16,598)	(289)	(4,040)	(63)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	63,466	1,079	15,649	285	(54,054)	(905)	25,061	459
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	27,770	561	4,002	79	(16,336)	(299)	15,436	341
Class R-2	69,780	1,269	24,311	472	(125,730)	(2,293)	(31,639)	(552)
Class R-2E	13,382	236	3,461	65	(14,326)	(252)	2,517	49
Class R-3	171,991	3,023	66,510	1,248	(328,721)	(5,765)	(90,220)	(1,494)
Class R-4	214,864	3,720	96,998	1,795	(411,018)	(7,103)	(99,156)	(1,588)
Class R-5E	63,849	1,099	14,844	273	(56,611)	(969)	22,082	403
Class R-5	118,747	2,031	71,560	1,302	(324,089)	(5,462)	(133,782)	(2,129)
Class R-6	4,292,840	71,954	1,718,411	31,227	(3,955,263)	(66,572)	2,055,988	36,609
Total net increase (decrease)	$13,873,187	235,040	$6,517,067	118,779	$(18,347,502)	(312,400)	$2,042,752	41,419
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $17,721,726,000 and $20,420,695,000, respectively, during the six months ended March 31, 2025.

New Perspective Fund	20

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
3/31/2025[5,6]	$65.91	$.14	$(1.96)	$(1.82)	$(.37 )	$(2.82)	$(3.19)	$60.90	(2.88)%[7]	$58,446	.72%[8]	.72%[8]	.44%[8]
9/30/2024	52.93	.54	15.43	15.97	(.52 )	(2.47)	(2.99)	65.91	31.30	62,891.73		.73	.92
9/30/2023	45.43	.52	8.95	9.47	(.40 )	(1.57)	(1.97)	52.93	21.28	51,216.75		.75	1.00
9/30/2022	66.78	.38	(17.08)	(16.70)	(.22 )	(4.43)	(4.65)	45.43	(27.04)	44,810.72		.72	.65
9/30/2021	53.81	.32	15.15	15.47	(.08 )	(2.42)	(2.50)	66.78	29.31	64,660.72		.72	.50
9/30/2020	44.52	.27	10.76	11.03	(.48 )	(1.26)	(1.74)	53.81	25.33	50,986.75		.75	.57
Class C:
3/31/2025[5,6]	61.41	(.10 )	(1.82)	(1.92)	—	(2.82)	(2.82)	56.67	(3.24)[7]	981	1.47 [8]	1.47 [8]	(.32 )[8]
9/30/2024	49.49	.09	14.42	14.51	(.12 )	(2.47)	(2.59)	61.41	30.32	1,114	1.48	1.48	.17
9/30/2023	42.54	.11	8.41	8.52	—	(1.57)	(1.57)	49.49	20.38	1,045	1.50	1.50	.23
9/30/2022	63.06	(.07 )	(16.02)	(16.09)	—	(4.43)	(4.43)	42.54	(27.60)	1,026	1.47	1.47	(.12 )
9/30/2021	51.23	(.15 )	14.40	14.25	—	(2.42)	(2.42)	63.06	28.36	1,651	1.47	1.47	(.25 )
9/30/2020	42.46	(.08 )	10.25	10.17	(.14 )	(1.26)	(1.40)	51.23	24.39	1,395	1.49	1.49	(.18 )
Class T:
3/31/2025[5,6]	65.94	.22	(1.96)	(1.74)	(.53 )	(2.82)	(3.35)	60.85	(2.76)[7,9]	— [10]	.47 [8,9]	.47 [8,9]	.68 [8,9]
9/30/2024	52.97	.69	15.43	16.12	(.68 )	(2.47)	(3.15)	65.94	31.63 [9]	— [10]	.47 [9]	.47 [9]	1.18 [9]
9/30/2023	45.46	.66	8.95	9.61	(.53 )	(1.57)	(2.10)	52.97	21.62 [9]	— [10]	.47 [9]	.47 [9]	1.28 [9]
9/30/2022	66.82	.51	(17.07)	(16.56)	(.37 )	(4.43)	(4.80)	45.46	(26.87)[9]	— [10]	.48 [9]	.48 [9]	.88 [9]
9/30/2021	53.83	.46	15.15	15.61	(.20 )	(2.42)	(2.62)	66.82	29.60 [9]	— [10]	.50 [9]	.50 [9]	.73 [9]
9/30/2020	44.53	.38	10.76	11.14	(.58 )	(1.26)	(1.84)	53.83	25.62 [9]	— [10]	.50 [9]	.50 [9]	.82 [9]
Class F-1:
3/31/2025[5,6]	65.38	.12	(1.96)	(1.84)	(.33 )	(2.82)	(3.15)	60.39	(2.92)[7]	1,474	.78 [8]	.78 [8]	.37 [8]
9/30/2024	52.53	.51	15.30	15.81	(.49 )	(2.47)	(2.96)	65.38	31.24	1,585.78		.78	.87
9/30/2023	45.08	.49	8.89	9.38	(.36 )	(1.57)	(1.93)	52.53	21.22	1,333.79		.79	.95
9/30/2022	66.29	.34	(16.95)	(16.61)	(.17 )	(4.43)	(4.60)	45.08	(27.10)	1,239.77		.77	.58
9/30/2021	53.43	.27	15.06	15.33	(.05 )	(2.42)	(2.47)	66.29	29.24	1,854.78		.78	.43
9/30/2020	44.21	.24	10.69	10.93	(.45 )	(1.26)	(1.71)	53.43	25.27	1,804.79		.79	.52
Class F-2:
3/31/2025[5,6]	65.70	.21	(1.96)	(1.75)	(.51 )	(2.82)	(3.33)	60.62	(2.78)[7]	18,424	.51 [8]	.51 [8]	.65 [8]
9/30/2024	52.78	.67	15.37	16.04	(.65 )	(2.47)	(3.12)	65.70	31.57	19,257.51		.51	1.14
9/30/2023	45.30	.63	8.93	9.56	(.51 )	(1.57)	(2.08)	52.78	21.57	14,788.52		.52	1.22
9/30/2022	66.61	.49	(17.01)	(16.52)	(.36 )	(4.43)	(4.79)	45.30	(26.90)	13,240.51		.51	.85
9/30/2021	53.67	.45	15.10	15.55	(.19 )	(2.42)	(2.61)	66.61	29.60	19,110.51		.51	.72
9/30/2020	44.40	.38	10.73	11.11	(.58 )	(1.26)	(1.84)	53.67	25.61	14,016.53		.53	.80
Class F-3:
3/31/2025[5,6]	66.06	.24	(1.97)	(1.73)	(.57 )	(2.82)	(3.39)	60.94	(2.72)[7]	12,811	.41 [8]	.41 [8]	.75 [8]
9/30/2024	53.04	.73	15.46	16.19	(.70 )	(2.47)	(3.17)	66.06	31.71	13,350.41		.41	1.24
9/30/2023	45.53	.69	8.96	9.65	(.57 )	(1.57)	(2.14)	53.04	21.69	9,918.42		.42	1.33
9/30/2022	66.93	.56	(17.10)	(16.54)	(.43 )	(4.43)	(4.86)	45.53	(26.83)	8,349.41		.41	.96
9/30/2021	53.90	.53	15.16	15.69	(.24 )	(2.42)	(2.66)	66.93	29.72	11,301.41		.41	.83
9/30/2020	44.58	.43	10.77	11.20	(.62 )	(1.26)	(1.88)	53.90	25.74	7,784.42		.42	.91
Class 529-A:
3/31/2025[5,6]	64.81	.13	(1.93)	(1.80)	(.35 )	(2.82)	(3.17)	59.84	(2.90)[7]	3,096	.75 [8]	.75 [8]	.40 [8]
9/30/2024	52.10	.51	15.17	15.68	(.50 )	(2.47)	(2.97)	64.81	31.24	3,311.77		.77	.88
9/30/2023	44.74	.49	8.82	9.31	(.38 )	(1.57)	(1.95)	52.10	21.25	2,710.79		.79	.96
9/30/2022	65.84	.35	(16.82)	(16.47)	(.20 )	(4.43)	(4.63)	44.74	(27.08)	2,373.75		.75	.61
9/30/2021	53.09	.29	14.94	15.23	(.06 )	(2.42)	(2.48)	65.84	29.26	3,398.76		.76	.46
9/30/2020	43.94	.25	10.61	10.86	(.45 )	(1.26)	(1.71)	53.09	25.27	2,696.79		.79	.53
Refer to the end of the table for footnotes.

21	New Perspective Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2025[5,6]	$61.19	$(.11 )	$(1.81)	$(1.92)	$—	$(2.82)	$(2.82)	$56.45	(3.27)%[7]	$54	1.51%[8]	1.51%[8]	(.37 )%[8]
9/30/2024	49.28	.07	14.37	14.44	(.06 )	(2.47)	(2.53)	61.19	30.27	66	1.52	1.52	.12
9/30/2023	42.39	.08	8.38	8.46	—	(1.57)	(1.57)	49.28	20.31	66	1.56	1.56	.17
9/30/2022	62.88	(.10 )	(15.96)	(16.06)	—	(4.43)	(4.43)	42.39	(27.65)	70	1.52	1.52	(.19 )
9/30/2021	51.12	(.18 )	14.36	14.18	—	(2.42)	(2.42)	62.88	28.30	121	1.52	1.52	(.30 )
9/30/2020	42.35	(.11 )	10.24	10.13	(.10 )	(1.26)	(1.36)	51.12	24.35	119	1.54	1.54	(.24 )
Class 529-E:
3/31/2025[5,6]	63.80	.05	(1.90)	(1.85)	(.19 )	(2.82)	(3.01)	58.94	(3.01)[7]	86	.99 [8]	.99 [8]	.16 [8]
9/30/2024	51.33	.37	14.95	15.32	(.38 )	(2.47)	(2.85)	63.80	30.93	97	1.00	1.00	.65
9/30/2023	44.09	.36	8.70	9.06	(.25 )	(1.57)	(1.82)	51.33	20.97	81	1.02	1.02	.72
9/30/2022	64.94	.20	(16.58)	(16.38)	(.04 )	(4.43)	(4.47)	44.09	(27.25)	74.99		.99	.36
9/30/2021	52.46	.14	14.76	14.90	—	(2.42)	(2.42)	64.94	28.94	110	1.00	1.00	.23
9/30/2020	43.44	.14	10.49	10.63	(.35 )	(1.26)	(1.61)	52.46	24.99	91	1.01	1.01	.30
Class 529-T:
3/31/2025[5,6]	65.89	.20	(1.96)	(1.76)	(.49 )	(2.82)	(3.31)	60.82	(2.78)[7,9]	— [10]	.53 [8,9]	.53 [8,9]	.63 [8,9]
9/30/2024	52.94	.66	15.41	16.07	(.65 )	(2.47)	(3.12)	65.89	31.53 [9]	— [10]	.54 [9]	.54 [9]	1.11 [9]
9/30/2023	45.43	.64	8.95	9.59	(.51 )	(1.57)	(2.08)	52.94	21.58 [9]	— [10]	.52 [9]	.52 [9]	1.23 [9]
9/30/2022	66.78	.49	(17.07)	(16.58)	(.34 )	(4.43)	(4.77)	45.43	(26.91)[9]	— [10]	.53 [9]	.53 [9]	.84 [9]
9/30/2021	53.80	.43	15.14	15.57	(.17 )	(2.42)	(2.59)	66.78	29.53 [9]	— [10]	.55 [9]	.55 [9]	.68 [9]
9/30/2020	44.51	.36	10.75	11.11	(.56 )	(1.26)	(1.82)	53.80	25.55 [9]	— [10]	.56 [9]	.56 [9]	.77 [9]
Class 529-F-1:
3/31/2025[5,6]	64.56	.18	(1.93)	(1.75)	(.46 )	(2.82)	(3.28)	59.53	(2.82)[7,9]	— [10]	.59 [8,9]	.59 [8,9]	.57 [8,9]
9/30/2024	51.91	.61	15.11	15.72	(.60 )	(2.47)	(3.07)	64.56	31.48 [9]	— [10]	.59 [9]	.59 [9]	1.06 [9]
9/30/2023	44.59	.58	8.78	9.36	(.47 )	(1.57)	(2.04)	51.91	21.46 [9]	— [10]	.61 [9]	.61 [9]	1.14 [9]
9/30/2022	65.65	.44	(16.75)	(16.31)	(.32 )	(4.43)	(4.75)	44.59	(26.96)[9]	— [10]	.60 [9]	.60 [9]	.77 [9]
9/30/2021	52.99	(.02 )	15.34	15.32	(.24 )	(2.42)	(2.66)	65.65	29.51 [9]	— [10]	.51 [9]	.51 [9]	(.04 )[9]
9/30/2020	43.86	.35	10.60	10.95	(.56 )	(1.26)	(1.82)	52.99	25.55	180.56		.56	.76
Class 529-F-2:
3/31/2025[5,6]	65.89	.21	(1.96)	(1.75)	(.51 )	(2.82)	(3.33)	60.81	(2.77)[7]	358	.51 [8]	.51 [8]	.66 [8]
9/30/2024	52.93	.67	15.42	16.09	(.66 )	(2.47)	(3.13)	65.89	31.58	355.51		.51	1.14
9/30/2023	45.44	.65	8.93	9.58	(.52 )	(1.57)	(2.09)	52.93	21.59	261.51		.51	1.25
9/30/2022	66.78	.50	(17.06)	(16.56)	(.35 )	(4.43)	(4.78)	45.44	(26.91)	205.51		.51	.87
9/30/2021[5,11]	52.26	.44	16.68	17.12	(.18 )	(2.42)	(2.60)	66.78	33.39 [7]	260	.54 [8]	.54 [8]	.75 [8]
Class 529-F-3:
3/31/2025[5,6]	65.84	.23	(1.96)	(1.73)	(.54 )	(2.82)	(3.36)	60.75	(2.75)[7]	— [10]	.45 [8]	.45 [8]	.71 [8]
9/30/2024	52.88	.70	15.40	16.10	(.67 )	(2.47)	(3.14)	65.84	31.63	— [10]	.46	.46	1.19
9/30/2023	45.40	.66	8.93	9.59	(.54 )	(1.57)	(2.11)	52.88	21.60	— [10]	.48	.48	1.27
9/30/2022	66.74	.52	(17.04)	(16.52)	(.39 )	(4.43)	(4.82)	45.40	(26.85)	— [10]	.46	.46	.90
9/30/2021[5,11]	52.26	.48	16.67	17.15	(.25 )	(2.42)	(2.67)	66.74	33.44 [7]	— [10]	.52 [8]	.47 [8]	.82 [8]
Class R-1:
3/31/2025[5,6]	60.53	(.10 )	(1.80)	(1.90)	—	(2.82)	(2.82)	55.81	(3.25)[7]	82	1.49 [8]	1.49 [8]	(.34 )[8]
9/30/2024	48.96	.09	14.22	14.31	(.27 )	(2.47)	(2.74)	60.53	30.30	88	1.49	1.49	.17
9/30/2023	42.12	.12	8.32	8.44	(.03 )	(1.57)	(1.60)	48.96	20.40	54	1.50	1.50	.25
9/30/2022	62.49	(.07 )	(15.87)	(15.94)	—	(4.43)	(4.43)	42.12	(27.61)	50	1.49	1.49	(.13 )
9/30/2021	50.81	(.17 )	14.27	14.10	—	(2.42)	(2.42)	62.49	28.29	77	1.50	1.50	(.28 )
9/30/2020	42.09	(.09 )	10.17	10.08	(.10 )	(1.26)	(1.36)	50.81	24.38	69	1.52	1.52	(.21 )
Refer to the end of the table for footnotes.

New Perspective Fund	22

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
3/31/2025[5,6]	$61.41	$(.10 )	$(1.83)	$(1.93)	$—	$(2.82)	$(2.82)	$56.66	(3.26)%[7]	$501	1.50%[8]	1.50%[8]	(.35 )%[8]
9/30/2024	49.52	.09	14.41	14.50	(.14 )	(2.47)	(2.61)	61.41	30.29	555	1.50	1.50	.15
9/30/2023	42.57	.11	8.41	8.52	—	(1.57)	(1.57)	49.52	20.37	475	1.51	1.51	.24
9/30/2022	63.12	(.08 )	(16.04)	(16.12)	—	(4.43)	(4.43)	42.57	(27.63)	427	1.51	1.51	(.15 )
9/30/2021	51.30	(.17 )	14.41	14.24	—	(2.42)	(2.42)	63.12	28.30	663	1.50	1.50	(.28 )
9/30/2020	42.52	(.09 )	10.27	10.18	(.14 )	(1.26)	(1.40)	51.30	24.38	571	1.52	1.52	(.20 )
Class R-2E:
3/31/2025[5,6]	63.95	(.02 )	(1.90)	(1.92)	(.09 )	(2.82)	(2.91)	59.12	(3.13)[7]	77	1.21 [8]	1.21 [8]	(.05 )[8]
9/30/2024	51.45	.25	15.00	15.25	(.28 )	(2.47)	(2.75)	63.95	30.68	83	1.21	1.21	.44
9/30/2023	44.18	.27	8.72	8.99	(.15 )	(1.57)	(1.72)	51.45	20.72	64	1.22	1.22	.53
9/30/2022	65.16	.09	(16.64)	(16.55)	—	(4.43)	(4.43)	44.18	(27.42)	55	1.21	1.21	.15
9/30/2021	52.74	.01	14.83	14.84	—	(2.42)	(2.42)	65.16	28.69	79	1.21	1.21	.02
9/30/2020	43.68	.04	10.55	10.59	(.27 )	(1.26)	(1.53)	52.74	24.73	68	1.23	1.23	.09
Class R-3:
3/31/2025[5,6]	63.70	.03	(1.90)	(1.87)	(.16 )	(2.82)	(2.98)	58.85	(3.05)[7]	1,310	1.06 [8]	1.06 [8]	.10 [8]
9/30/2024	51.26	.34	14.92	15.26	(.35 )	(2.47)	(2.82)	63.70	30.85	1,441	1.06	1.06	.59
9/30/2023	44.01	.34	8.69	9.03	(.21 )	(1.57)	(1.78)	51.26	20.91	1,236	1.07	1.07	.68
9/30/2022	64.83	.17	(16.56)	(16.39)	—	(4.43)	(4.43)	44.01	(27.30)	1,153	1.06	1.06	.30
9/30/2021	52.40	.10	14.75	14.85	—	(2.42)	(2.42)	64.83	28.88	1,770	1.06	1.06	.16
9/30/2020	43.39	.11	10.48	10.59	(.32 )	(1.26)	(1.58)	52.40	24.91	1,557	1.07	1.07	.25
Class R-4:
3/31/2025[5,6]	64.68	.12	(1.92)	(1.80)	(.35 )	(2.82)	(3.17)	59.71	(2.90)[7]	1,755	.76 [8]	.76 [8]	.39 [8]
9/30/2024	52.00	.52	15.14	15.66	(.51 )	(2.47)	(2.98)	64.68	31.26	2,023.76		.76	.89
9/30/2023	44.65	.49	8.80	9.29	(.37 )	(1.57)	(1.94)	52.00	21.27	1,709.77		.77	.97
9/30/2022	65.70	.34	(16.77)	(16.43)	(.19 )	(4.43)	(4.62)	44.65	(27.08)	1,587.76		.76	.59
9/30/2021	52.98	.29	14.92	15.21	(.07 )	(2.42)	(2.49)	65.70	29.26	2,544.76		.76	.47
9/30/2020	43.85	.25	10.60	10.85	(.46 )	(1.26)	(1.72)	52.98	25.30	2,166.77		.77	.55
Class R-5E:
3/31/2025[5,6]	65.32	.19	(1.94)	(1.75)	(.48 )	(2.82)	(3.30)	60.27	(2.80)[7]	316	.56 [8]	.56 [8]	.60 [8]
9/30/2024	52.49	.64	15.28	15.92	(.62 )	(2.47)	(3.09)	65.32	31.52	335.56		.56	1.10
9/30/2023	45.06	.61	8.87	9.48	(.48 )	(1.57)	(2.05)	52.49	21.49	248.57		.57	1.18
9/30/2022	66.28	.46	(16.92)	(16.46)	(.33 )	(4.43)	(4.76)	45.06	(26.94)	205.56		.56	.78
9/30/2021	53.43	.43	15.03	15.46	(.19 )	(2.42)	(2.61)	66.28	29.54	360.55		.55	.69
9/30/2020	44.22	.36	10.68	11.04	(.57 )	(1.26)	(1.83)	53.43	25.56	220.56		.56	.76
Class R-5:
3/31/2025[5,6]	65.96	.23	(1.96)	(1.73)	(.54 )	(2.82)	(3.36)	60.87	(2.74)[7]	1,311	.46 [8]	.46 [8]	.70 [8]
9/30/2024	52.97	.70	15.43	16.13	(.67 )	(2.47)	(3.14)	65.96	31.65	1,386.46		.46	1.19
9/30/2023	45.47	.64	8.97	9.61	(.54 )	(1.57)	(2.11)	52.97	21.62	1,226.47		.47	1.25
9/30/2022	66.84	.53	(17.08)	(16.55)	(.39 )	(4.43)	(4.82)	45.47	(26.86)	1,380.46		.46	.90
9/30/2021	53.84	.48	15.16	15.64	(.22 )	(2.42)	(2.64)	66.84	29.65	2,063.46		.46	.77
9/30/2020	44.53	.40	10.77	11.17	(.60 )	(1.26)	(1.86)	53.84	25.68	1,742.46		.46	.85
Class R-6:
3/31/2025[5,6]	66.10	.24	(1.97)	(1.73)	(.57 )	(2.82)	(3.39)	60.98	(2.73)[7]	36,385	.41 [8]	.41 [8]	.75 [8]
9/30/2024	53.08	.73	15.46	16.19	(.70 )	(2.47)	(3.17)	66.10	31.70	38,095.41		.41	1.24
9/30/2023	45.56	.69	8.97	9.66	(.57 )	(1.57)	(2.14)	53.08	21.70	28,648.42		.42	1.34
9/30/2022	66.97	.56	(17.11)	(16.55)	(.43 )	(4.43)	(4.86)	45.56	(26.83)	22,485.41		.41	.96
9/30/2021	53.94	.52	15.17	15.69	(.24 )	(2.42)	(2.66)	66.97	29.71	30,946.41		.41	.81
9/30/2020	44.61	.43	10.78	11.21	(.62 )	(1.26)	(1.88)	53.94	25.74	26,119.42		.42	.91
Refer to the end of the table for footnotes.

23	New Perspective Fund

Financial highlights (continued)

	Six months ended March 31, 2025[5,6,7]	Year ended September 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[12]	13%	24%	17%	21%	22%	26%[13]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]
Includes the value of securities sold due to redemptions of shares in-kind. The rates would have been 25% for the year ended September 30, 2020, if the value of securities sold due to in-kind redemptions were excluded.

Refer to the notes to financial statements.

New Perspective Fund	24

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period.

25	New Perspective Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Perspective Fund

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: May 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: May 30, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: May 30, 2025